UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5550
                                                      --------

                             The Alger American Fund
                             -----------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum
                           Fred Alger Management, Inc.
                                111 Fifth Avenue
                            New York, New York 10003
                            ------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800
                                                    ------------

Date of fiscal year end:                 December 31
Date of reporting period:                June 30, 2003

Item 1. REPORTS TO STOCKHOLDERS


                             THE ALGER AMERICAN FUND



                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO



                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003
                                   (UNAUDITED)



                                     [LOGO]

TABLE OF CONTENTS


    THE ALGER AMERICAN FUND

    Letter to Our Shareholders...........................................  1
    Schedules of Investments.............................................  2
    Financial Highlights................................................. 16
    Statements of Assets and Liabilities................................. 18
    Statements of Operations............................................. 19
    Statements of Changes in Net Assets.................................. 20
    Notes to Financial Statements........................................ 21

                                                                  AUGUST 4, 2003


Dear Shareholders,


A period that began with slow, steady economic growth; tentative corporations; U.S. troops massing in Iraq; and public anxiety about the outcome of war ended with one of the better quarters for the stock market in the past five years. Both consumers and companies reacted to the uncertainty of January and February by paring back, and the economy grew less than 1.5% during the first quarter. But the fall of Saddam Hussein's regime helped shift public psychology.

By late spring, buoyed by historically low interest rates of well under 4% on the 10-year Treasury note and by federal spending and tax cuts, consumers began to increase personal consumption expenditures and companies showed signs of ramping up capital expenditures. Low interest rates also led to another wave of mortgage refinancing, which put more money into people's pockets, and the Federal Reserve cut short-term rates. The result by the end of June was that consumer spending buoyed the economy even in a time of weak employment and tumultuous international affairs. The economy grew 2.4% in the second quarter; the markets responded to the improved economic climate and to better second quarter earnings reported by companies. For the six months ended June 30, 2003, the Dow rose 9.0%, the S&P 500 was up 11.8%, and the NASDAQ gained 21.5%.

Now, for the first time in over two years, Wall Street has begun to look to the future. Companies that can show healthy balance sheets and an ability to improve productivity and expand their businesses are becoming attractive to investors. That is as it should be, but it has not been the case for quite a while. The markets and the country in general are beginning to emerge from two years that included a recession, terrorism, war, and corporate scandals. Sentiment has slowly been shifting away from fear and toward guarded hope. That shift should lead to support for higher levels for the equity markets. That does not mean a return to irrational exuberance, but we think it does mean a more balanced market where good companies and good stock picking are rewarded.


                                    Respectfully submitted,



                                    /s/ Dan C. Chung

                                    Dan C. Chung
                                    Chief Investment Officer

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------




   SHARES     COMMON STOCKS--98.8%                                     VALUE
   -------                                                             -----

              BIOTECHNOLOGY--6.0%
  310,316     Amgen Inc.* ......................................   $ 20,617,395
  241,350     Genentech, Inc.* .................................     17,406,162
  205,900     Genzyme Corp.-General Division* ..................      8,606,620
  125,300     Gilead Sciences, Inc.* ...........................      6,964,174
  126,700     IDEC Pharmaceuticals Corporation* ................      4,307,800
                                                                   ------------
                                                                     57,902,151
                                                                   ------------

              CAPITAL MARKETS--3.1%
  174,900     Affiliated Managers Group, Inc.* .................     10,660,155
  707,000     Mellon Financial Corporation .....................     19,619,250
                                                                   ------------
                                                                     30,279,405
                                                                   ------------

              COMMUNICATION EQUIPMENT--6.1%
1,804,100     Cisco Systems, Inc.* .............................     30,110,429
5,328,600     Lucent Technologies Inc.* ........................     10,817,058
1,144,850     Nokia Corporation, ADR ...........................     18,809,885
                                                                   ------------
                                                                     59,737,372
                                                                   ------------

              COMPUTERS & PERIPHERALS--4.1%
  737,375     Dell Computer Corporation* .......................     23,566,505
  940,850     EMC Corporation* .................................      9,850,699
1,572,900     Sun Microsystems, Inc.* ..........................      7,235,340
                                                                   ------------
                                                                     40,652,544
                                                                   ------------

              DIVERSIFIED FINANCIAL SERVICES--2.5%
  581,920     Citigroup Inc. ...................................     24,906,176
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--.7%
  180,500     BJ Services Company* .............................      6,743,480
                                                                   ------------

              FOOD & STAPLES RETAILING--2.4%
  444,900     Wal-Mart Stores, Inc. ............................     23,877,783
                                                                   ------------

              FREIGHT & LOGISTICS--1.5%
   81,550     FedEx Corp. ......................................      5,058,547
  154,500     United Parcel Service, Inc. Cl. B ................      9,841,650
                                                                   ------------
                                                                     14,900,197
                                                                   ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--4.3%
  233,085     Alcon, Inc. ......................................     10,651,985
  444,575     Boston Scientific Corporation* ...................     27,163,532
   92,400     Zimmer Holdings, Inc.* ...........................      4,162,620
                                                                   ------------
                                                                     41,978,137
                                                                   ------------

              HEALTH CARE PROVIDERS & SERVICES--3.7%
  320,100     Aetna Inc. .......................................     19,270,020
  341,600     UnitedHealth Group Incorporated ..................     17,165,400
                                                                   ------------
                                                                     36,435,420
                                                                   ------------

              INDUSTRIAL CONGLOMERATES--5.1%
  823,900     General Electric Company .........................     23,629,452
1,404,800     Tyco International Ltd. ..........................     26,663,104
                                                                   ------------
                                                                     50,292,556
                                                                   ------------

              INFORMATION TECHNOLOGY
                SERVICES--1.1%
  643,050     Concord EFS, Inc.* ...............................      9,465,696
                                                                   ------------

              INSURANCE--3.4%
  346,850     American International Group, Inc. ...............     19,139,183
  907,425     Travelers Property Casualty Corp. Cl. A ..........     14,428,058
                                                                   ------------
                                                                     33,567,241
                                                                   ------------

              INTERNET & CATALOG RETAIL--5.5%
  278,500     Amazon.com, Inc.* ................................     10,162,465
  238,025     eBay Inc.* .......................................     24,797,445
  308,200     NetFlix Inc.*+ ...................................      7,874,510
  290,000     USA InterActiveCorp.* ............................     11,475,300
                                                                   ------------
                                                                     54,309,720
                                                                   ------------

              INTERNET SOFTWARE & SERVICES--1.2%
  353,900     Yahoo! Inc.* .....................................     11,593,764
                                                                   ------------

              MEDIA--5.2%
  743,800     Disney (Walt) Company ............................     14,690,050
1,125,550     General Motors Corporation-Cl. H* ................     14,418,296
  500,155     Viacom Inc. Cl. B* ...............................     21,836,767
                                                                   ------------
                                                                     50,945,113
                                                                   ------------

              OIL & GAS--2.4%
  442,715     Devon Energy Corporation .........................     23,640,981
                                                                   ------------

              PHARMACEUTICALS--16.0%
  598,275     Abbott Laboratories ..............................     26,180,514
  168,250     AstraZeneca PLC Sponsored ADR ....................      6,859,552
  120,100     Barr Laboratories, Inc.* .........................      7,866,550
  886,350     Bristol-Myers Squibb Company .....................     24,064,402
  546,250     Johnson & Johnson ................................     28,241,125
  323,150     Merck & Co., Inc. ................................     19,566,732
  592,737     Pfizer Inc. ......................................     20,241,969
   91,550     Teva Pharmaceutical Industries Ltd. ADR ..........      5,211,942
  421,125     Wyeth ............................................     19,182,244
                                                                   ------------
                                                                    157,415,030
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED) (CONT'D)

--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   -------                                                            -----

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--5.9%
  310,600     Altera Corporation* ..............................   $  5,093,839
  150,600     Analog Devices, Inc.* ............................      5,243,892
1,233,000     Intel Corporation ................................     25,626,672
  106,000     KLA-Tencor Corporation* ..........................      4,927,940
  135,175     Linear Technology Corporation ....................      4,353,987
1,222,607     Taiwan Semiconductor Manufacturing
                Company Ltd. ADR* ..............................     12,323,879
                                                                   ------------
                                                                     57,570,209
                                                                   ------------
              SOFTWARE--9.2%
1,534,330     Microsoft Corporation ............................     39,294,191
1,332,500     Oracle Corporation* ..............................     16,016,650
  300,000     PeopleSoft, Inc.* ................................      5,277,000
  246,300     Synopsys, Inc.* ..................................     15,233,655
  522,550     VERITAS Software Corporation * ...................     14,981,509
                                                                   ------------
                                                                     90,803,005
                                                                   ------------

              SPECIALTY RETAIL--6.6%
  463,050     Best Buy Co., Inc.* ..............................     20,337,156
1,322,500     Gap, Inc. ........................................     24,810,100
  596,550     Home Depot, Inc. .................................     19,757,736
                                                                   ------------
                                                                     64,904,992
                                                                   ------------

              THRIFTS & MORTGAGE FINANCE--.9%
  130,000     Countrywide Financial Corporation ................      9,044,100
                                                                   ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--1.9%
  969,700     Vodafone Group PLC Sponsored ADR .................     19,054,605
                                                                   ------------

              TOTAL COMMON STOCKS
                (COST $852,733,618) ............................    970,019,677
                                                                   ------------


  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--1.2%                            VALUE
  --------                                                            -----

              U.S. GOVERNMENT & AGENCY
                OBLIGATIONS--1.2%
$12,200,000   Federal National Mortgage Association,
                0.70%, 7/1/03
                (COST $12,200,000) .............................   $ 12,200,000
                                                                   ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 1.10%, 7/1/03, with
                Bear, Stearns & Co. Inc., dtd 6/30/03,
                repurchase price $295,864;
                collateralized by $670,000
                U.S. Treasury Bond Strips, due 2/15/20 .........       295,855
                                                                   -----------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $12,495,855) .............................    12,495,855
                                                                   -----------
TOTAL INVESTMENTS
  (COST $865,229,473)(A) ...............................   100.0%   982,515,532
Liabilities in Excess of Other Assets ..................      .0       (453,984)
                                                           -----   ------------
NET ASSETS .............................................   100.0%  $982,061,548
                                                           =====   ============

------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At June 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $951,658,034, amounted to $30,857,498 which consisted of aggregate gross unrealized appreciation of $111,142,878 and aggregate gross unrealized depreciation of $80,285,380.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--87.9%                                    VALUE
   -------                                                            -----

              AEROSPACE & DEFENSE--2.5%
   81,090     Alliant Techsystems Inc.* ........................   $  4,209,382
  209,000     Veridian Corporation* ............................      7,292,010
                                                                   ------------
                                                                     11,501,392
                                                                   ------------

              AIR FREIGHT & LOGISTICS--2.4%
  141,000     J.B. Hunt Transport Services, Inc.* ..............      5,322,750
  307,510     Pacer International, Inc.* .......................      5,799,639
                                                                   ------------
                                                                     11,122,389
                                                                   ------------

              BEVERAGES--1.2%
  176,550     Constellation Brands, Inc. Cl. A* ................      5,543,670
                                                                   ------------

              BIOTECHNOLOGY--2.7%
  310,000     Alkermes, Inc.* ..................................      3,332,500
   48,000     Gen-Probe Incorporated* ..........................      1,961,760
  278,500     QLT Inc.* ........................................      3,536,672
  210,700     Telik, Inc.* .....................................      3,385,949
                                                                   ------------
                                                                     12,216,881
                                                                   ------------

              CAPITAL MARKETS--2.5%
  120,590     Affiliated Managers Group, Inc.* .................      7,349,960
   79,700     Jefferies Group, Inc. ............................      3,968,263
                                                                   ------------
                                                                     11,318,223
                                                                   ------------

              COMMERCIAL BANKS--2.4%
  104,250     Southwest Bancorporation of Texas, Inc.* .........      3,389,168
  268,120     UCBH Holdings, Inc. ..............................      7,689,682
                                                                   ------------
                                                                     11,078,850
                                                                   ------------

              COMMERCIAL SERVICES & SUPPLIES--4.8%
  121,600     Corinthian Colleges, Inc.* .......................      5,906,112
  120,430     Education Management Corporation* ................      6,404,467
  173,775     FTI Consulting, Inc.* ............................      4,339,162
  254,350     Monster Worldwide Inc.* ..........................      5,018,326
                                                                   ------------
                                                                     21,668,067
                                                                   ------------

              COMMUNICATION EQUIPMENT--6.6%
  308,000     Advanced Fibre Communications, Inc.* .............      5,011,160
  692,000     Brocade Communications Systems, Inc.* ............      4,075,880
  442,000     Comverse Technology, Inc.* .......................      6,643,260
  205,100     Emulex Corporation* ..............................      4,670,127
  928,250     Enterasys Networks, Inc.* ........................      2,812,597
  232,200     Foundry Networks, Inc.* ..........................      3,343,680
  158,950     NetScreen Technologies, Inc.* ....................      3,584,323
                                                                   ------------
                                                                     30,141,027
                                                                   ------------

              COMPUTERS & PERIPHERALS--.9%
  392,050     Western Digital Corporation* .....................      4,038,115
                                                                   ------------


              ELECTRICAL EQUIPMENT--.9%
  111,775     AMETEK, Inc. .....................................      4,096,554
                                                                   ------------


              ELECTRONIC EQUIPMENT &
                INSTRUMENTS--1.7%
  149,910     Benchmark Electronics, Inc.* .....................      4,611,232
  110,900     FLIR Systems, Inc. ...............................      3,343,635
                                                                   ------------
                                                                      7,954,867
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--1.9%
   89,300     Cooper Cameron Corporation* ......................      4,498,934
  205,700     Varco International, Inc.* .......................      4,031,720
                                                                   ------------
                                                                      8,530,654
                                                                   ------------

              FOOD PRODUCTS--1.0%
  108,800     American Italian Pasta Company Cl. A* ............      4,531,520
                                                                   ------------

              HEALTH CARE EQUIPMENT & SUPPLIES--5.0%
  241,700     ALARIS Medical, Inc.* ............................      3,130,015
  340,000     Cytyc Corporation* ...............................      3,576,800
   87,250     Fisher Scientific International, Inc.* ...........      3,045,025
  130,400     Respironics, Inc.* ...............................      4,892,608
  183,080     STERIS Corporation* ..............................      4,227,317
  199,460     Wright Medical Group, Inc.* ......................      3,789,740
                                                                   ------------
                                                                     22,661,505
                                                                   ------------

              HEALTH CARE PROVIDERS & SERVICES--5.1%
  264,370     LifePoint Hospitals, Inc.* .......................      5,535,908
  148,875     Mid Atlantic Medical Services, Inc.* .............      7,786,163
  301,200     VCA Antech, Inc.* ................................      5,894,484
  235,500     Visx, Incorporated* ..............................      4,085,925
                                                                   ------------
                                                                     23,302,480
                                                                   ------------

              HOTELS, RESTAURANTS & LEISURE--4.5%
  319,350     Alliance Gaming Corporation* .....................      6,038,908
  151,525     Applebee's International, Inc. ...................      4,762,431
   79,300     P.F. Chang's China Bistro, Inc.* .................      3,902,353
  233,900     Station Casinos, Inc.* ...........................      5,905,975
                                                                   ------------
                                                                     20,609,667
                                                                   ------------

              INFORMATION TECHNOLOGY SERVICES--3.0%
  170,700     Alliance Data Systems Corporation* ...............      3,994,380
  328,140     BISYS Group, Inc. (The)* .........................      6,027,932
  194,000     ManTech International Corporation Cl. A* .........      3,720,920
                                                                   ------------
                                                                     13,743,232
                                                                   ------------

              INSURANCE--2.1%
  118,500     Arch Capital Group Ltd.* .........................      4,115,505
  101,160     W. R. Berkley Corporation ........................      5,331,132
                                                                   ------------
                                                                      9,446,637
                                                                   ------------

              INTERNET SOFTWARE & SERVICES--1.1%
  270,750     Digital Insight Corporation* .....................      5,157,787
                                                                   ------------


              LEISURE EQUIPMENT & PRODUCTS--1.3%
  186,800     Leapfrog Enterprises, Inc.* ......................      5,942,108
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED) (CONT'D)

--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   -------                                                            -----

              MACHINERY--3.0%
  119,000     Actuant Corporation Cl. A* .......................   $  5,631,080
  183,970     AGCO Corporation* ................................      3,142,208
  127,720     Pentair, Inc. ....................................      4,988,743
                                                                   ------------
                                                                     13,762,031
                                                                   ------------

              MEDIA--2.6%
   72,250     Entercom Communications Corp.* ...................      3,540,972
   94,040     Media General, Inc. Cl. A ........................      5,379,088
  174,050     Radio One, Inc. Cl. A* ...........................      3,108,533
                                                                   ------------
                                                                     12,028,593
                                                                   ------------

              OIL & GAS--2.7%
  154,660     Noble Energy, Inc. ...............................      5,846,148
  151,900     Pogo Producing Company ...........................      6,493,725
                                                                   ------------
                                                                     12,339,873
                                                                   ------------

              PHARMACEUTICALS--4.0%
  142,000     Angiotech Pharmaceuticals, Inc.* .................      5,785,080
  119,370     Pharmaceutical Resources, Inc.* ..................      5,808,544
  138,400     SICOR Inc.* ......................................      2,815,056
   72,070     Taro Pharmaceutical Industries Ltd.* .............      3,955,202
                                                                   ------------
                                                                     18,363,882
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--4.9%
  283,200     Fairchild Semiconductor International, Inc.* .....      3,622,128
  440,850     GlobespanVirata, Inc.* ...........................      3,637,012
  117,800     Integrated Circuit Systems, Inc.* ................      3,702,454
  136,400     International Rectifier Corporation* .............      3,658,248
  189,230     Power Integrations, Inc.* ........................      4,602,074
  100,550     Varian Semiconductor Equipment
                Associates, Inc.* ..............................      2,992,368
                                                                   ------------
                                                                     22,214,284
                                                                   ------------

              SOFTWARE--6.6%
  431,850     Borland Software Corporation* ....................      4,219,174
  203,400     Business Objects S.A. Sponsored ADR* .............      4,464,630
  183,250     Documentum, Inc.* ................................      3,604,527
  114,400     Fair Isaac Corporation ...........................      5,885,880
  116,100     Hyperion Solutions Corporation* ..................      3,919,536
  358,200     J. D. Edwards & Company* .........................      5,133,006
  227,200     Verity, Inc.* ....................................      2,876,352
                                                                   ------------
                                                                     30,103,105
                                                                   ------------

              SPECIALTY RETAIL--5.0%
  227,612     AnnTaylor Stores Corporation* ....................      6,589,367
  159,900     PETCO Animal Supplies, Inc.* .....................      3,476,226
   83,530     Rent-A-Center, Inc.* .............................      6,332,409
  315,100     Too Inc.* ........................................      6,380,775
                                                                   ------------
                                                                     22,778,777
                                                                   ------------

              TEXTILES, APPAREL & LUXURY GOODS--1.0%
   90,910     Coach, Inc.* .....................................      4,521,863
                                                                   ------------

              THRIFTS & MORTGAGE FINANCE--4.5%
  368,400     BankAtlantic Bancorp, Inc. Cl. A .................      4,380,277
  311,750     Brookline Bancorp, Inc. ..........................      4,364,500
  153,350     Doral Financial Corp. ............................      6,847,077
  340,550     First Niagara Financial Group Inc. ...............      4,754,078
                                                                   ------------
                                                                     20,345,932
                                                                   ------------
              TOTAL COMMON STOCKS
                (COST $347,064,508) ............................    401,063,965
                                                                   ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--12.6%
   -------

              U.S. GOVERNMENT & AGENCY
                OBLIGATIONS--12.5%
$57,200,000   Federal National Mortgage Association,
                0.70%, 7/1/03
                (COST $57,200,000) .............................     57,200,000
                                                                   ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 1.10%, 7/1/03,
                with Bear, Stearns & Co. Inc., dtd 6/30/03,
                repurchase price $289,211; collateralized
                by $655,000 U.S. Treasury Bond Strips,
                due 2/15/20 ....................................        289,202
                                                                   ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $57,489,202) .............................     57,489,202
                                                                   ------------
TOTAL INVESTMENTS
  (COST $404,553,710)(A) ...............................   100.5%   458,553,167
Liabilities in Excess of Other Assets ..................     (.5)    (2,498,669)
                                                           -----   ------------
NET ASSETS .............................................   100.0%  $456,054,498
                                                           =====   ============

------------
  * Non-income producing security.
(a) At June 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $407,718,621, amounted to $50,834,546 which consisted of aggregate gross unrealized appreciation of $65,448,410 and aggregate gross unrealized depreciation of $14,613,864.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--97.3%                                    VALUE
   -------                                                            -----

              BEVERAGES--1.1%
   32,000     Constellation Brands, Inc. Cl. A* ................   $  1,004,800
                                                                   ------------

              BIOTECHNOLOGY--3.6%
   28,600     Amgen Inc.* ......................................      1,900,184
   18,950     Genentech, Inc.* .................................      1,366,674
                                                                   ------------
                                                                      3,266,858
                                                                   ------------

              CAPITAL MARKETS--4.1%
   16,050     Affiliated Managers Group, Inc.* .................        978,248
   65,050     Mellon Financial Corporation .....................      1,805,138
   21,150     Morgan Stanley ...................................        904,162
                                                                   ------------
                                                                      3,687,548
                                                                   ------------

              COMMERCIAL BANKS--2.6%
   16,900     Fifth Third Bancorp ..............................        969,046
   47,000     UCBH Holdings, Inc. ..............................      1,347,960
                                                                   ------------
                                                                      2,317,006
                                                                   ------------

              COMMUNICATION EQUIPMENT--6.0%
  168,350     Cisco Systems, Inc.* .............................      2,809,762
  493,300     Lucent Technologies Inc.* ........................      1,001,399
  101,600     Nokia Corporation, ADR ...........................      1,669,288
                                                                   ------------
                                                                      5,480,449
                                                                   ------------

              COMPUTERS & PERIPHERALS--2.0%
   57,100     Dell Computer Corporation* .......................      1,824,916
                                                                   ------------

              DIVERSIFIED FINANCIAL SERVICES--2.4%
   50,700     Citigroup Inc. ...................................      2,169,960
                                                                   ------------

              DIVERSIFIED TELECOMMUNICATION
                SERVICES--2.0%
   47,200     Verizon Communications Inc. ......................      1,862,040
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--1.4%
   18,300     Halliburton Company ..............................        420,900
   22,000     Smith International, Inc.* .......................        808,280
                                                                   ------------
                                                                      1,229,180
                                                                   ------------

              FOOD PRODUCTS--1.7%
   13,200     Kraft Foods Inc. Cl. A ...........................        429,660
   25,950     McCormick & Company, Incorporated ................        705,840
    7,700     Wm. Wrigley Jr. Company ..........................        432,971
                                                                   ------------
                                                                      1,568,471
                                                                   ------------

              FOOD & STAPLES RETAILING--3.3%
   27,500     Walgreen Co. .....................................        827,750
   40,000     Wal-Mart Stores, Inc. ............................      2,146,800
                                                                   ------------
                                                                      2,974,550
                                                                   ------------

              FREIGHT & LOGISTICS--1.0%
   14,400     United Parcel Service, Inc. Cl. B ................        917,280
                                                                   ------------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--2.8%
   40,950     Boston Scientific Corporation* ...................      2,502,045
                                                                   ------------

              HEALTH CARE PROVIDERS &
                SERVICES--3.3%
   23,300     Aetna Inc. .......................................      1,402,660
   31,600     UnitedHealth Group Incorporated ..................      1,587,900
                                                                   ------------
                                                                      2,990,560
                                                                   ------------

              INDUSTRIAL CONGLOMERATES--4.7%
   61,050     General Electric Company .........................      1,750,914
  129,950     Tyco International Ltd. ..........................      2,466,451
                                                                   ------------
                                                                      4,217,365
                                                                   ------------

              INFORMATION TECHNOLOGY
                SERVICES--1.0%
   59,500     Concord EFS, Inc.* ...............................        875,840
                                                                   ------------

              INSURANCE--4.0%
   24,100     American International Group, Inc. ...............      1,329,838
   26,200     Lincoln National Corporation .....................        933,506
   83,600     Travelers Property Casualty Corp. Cl. A ..........      1,329,240
                                                                   ------------
                                                                      3,592,584
                                                                   ------------

              INTERNET & CATALOG RETAIL--3.5%
   25,800     Amazon.com, Inc* .................................        941,442
   21,850     eBay Inc.* .......................................      2,276,333
                                                                   ------------
                                                                      3,217,775
                                                                   ------------

              MEDIA--3.8%
   46,550     Disney (Walt) Company ............................        919,363
   95,400     General Motors Corporation-Cl. H* ................      1,222,074
   30,800     Viacom Inc. Cl. B* ...............................      1,344,728
                                                                   ------------
                                                                      3,486,165
                                                                   ------------

              MULTILINE RETAIL--1.8%
   44,300     Target Corporation ...............................      1,676,312
                                                                   ------------

              OIL & GAS--3.9%
   24,500     ChevronTexaco Corporation ........................      1,768,900
   33,150     Devon Energy Corporation .........................      1,770,210
                                                                   ------------
                                                                      3,539,110
                                                                   ------------

              PERSONAL PRODUCTS--1.0%
   17,900     Alberto-Culver Company Cl. B .....................        914,690
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED) (CONT'D)

--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--(CONT'D)                                 VALUE
   -------                                                            -----

              PHARMACEUTICALS--14.5%
   55,050     Abbott Laboratories ..............................   $  2,408,988
   15,500     AstraZeneca PLC Sponsored ADR ....................        631,935
   11,100     Barr Laboratories, Inc.* .........................        727,050
   81,650     Bristol-Myers Squibb Company .....................      2,216,797
   34,375     Johnson & Johnson ................................      1,777,188
   29,800     Merck & Co., Inc. ................................      1,804,390
   53,630     Pfizer Inc. ......................................      1,831,464
   38,800     Wyeth ............................................      1,767,340
                                                                   ------------
                                                                     13,165,152
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--4.6%
   14,000     Analog Devices, Inc.* ............................        487,480
  104,625     Intel Corporation ................................      2,174,526
    9,800     KLA-Tencor Corporation* ..........................        455,602
  100,250     Taiwan Semiconductor Manufacturing
                Company Ltd. ADR* ..............................      1,010,520
                                                                   ------------
                                                                      4,128,128
                                                                   ------------

              SOFTWARE--7.8%
  142,050     Microsoft Corporation ............................      3,637,900
   69,800     Oracle Corporation* ..............................        838,996
   27,300     PeopleSoft, Inc.* ................................        480,207
   16,800     Synopsys, Inc.* ..................................      1,039,080
   36,700     VERITAS Software Corporation* ....................      1,052,189
                                                                   ------------
                                                                      7,048,372
                                                                   ------------

              SPECIALTY RETAIL--6.7%
   24,500     Best Buy Co., Inc.* ..............................      1,076,040
   89,700     Gap, Inc. ........................................      1,682,772
   55,100     Home Depot, Inc. .................................      1,824,912
   95,600     Limited Brands ...................................      1,481,800
                                                                   ------------
                                                                      6,065,524
                                                                   ------------

              THRIFTS & MORTGAGE FINANCE--.8%
   10,800     Countrywide Financial Corporation ................        751,356
                                                                   ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--1.9%
   89,750     Vodafone Group PLC Sponsored ADR .................      1,763,587
                                                                   ------------

              TOTAL COMMON STOCKS
                (COST $80,361,249) .............................     88,237,623
                                                                   ------------


  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--1.7%                            VALUE
  --------                                                            -----

              U.S. GOVERNMENT & AGENCY
                OBLIGATIONS--1.5%
$1,300,000    Federal National Mortgage Association,
                0.70%, 7/1/03
                (COST $1,300,000) ..............................      1,300,000
                                                                   ------------

              SECURITIES HELD UNDER REPURCHASE
                AGREEMENTS--.2%
              Securities Held Under Repurchase
                Agreements, 1.10%, 7/1/03, with
                Bear, Stearns & Co. Inc., dtd 6/30/03,
                repurchase price $210,464;
                collateralized by $475,000 U.S. Treasury
                Bond Strips, due 2/15/20 .......................        210,458
                                                                   ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $1,510,458) ..............................      1,510,458
                                                                   ------------
TOTAL INVESTMENTS
  (COST $81,871,707)(a) ................................    99.0%    89,748,081
Other Assets in Excess of Liabilities ..................     1.0        930,702
                                                           -----    -----------
NET ASSETS .............................................   100.0%   $90,678,783
                                                           =====    ===========

------------
  * Non-income producing security.
(a) At June 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $87,403,393, amounted to $2,344,688 which consisted of aggregate gross unrealized appreciation of $7,808,079 and aggregate gross unrealized depreciation of $5,463,391.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

     SHARES   COMMON STOCKS--51.6%                                    VALUE
     -------                                                          -----

              BIOTECHNOLOGY--3.1%
   48,796     Amgen Inc.* ......................................   $  3,242,006
   38,000     Genentech, Inc.* .................................      2,740,560
   32,050     Genzyme Corp.-General Division* ..................      1,339,690
   19,750     Gilead Sciences, Inc.* ...........................      1,097,705
   19,950     IDEC Pharmaceuticals Corporation* ................        678,300
                                                                   ------------
                                                                      9,098,261
                                                                   ------------

              CAPITAL MARKETS--1.6%
   27,400     Affiliated Managers Group, Inc.* .................      1,670,030
  111,100     Mellon Financial Corporation .....................      3,083,025
                                                                   ------------
                                                                      4,753,055
                                                                   ------------

              COMMUNICATION EQUIPMENT--3.2%
  277,750     Cisco Systems, Inc.* .............................      4,635,648
  840,900     Lucent Technologies Inc.* ........................      1,707,027
  179,950     Nokia Corporation, ADR ...........................      2,956,578
                                                                   ------------
                                                                      9,299,253
                                                                   ------------

              COMPUTERS & PERIPHERALS--2.2%
  117,200     Dell Computer Corporation* .......................      3,745,712
  146,350     EMC Corporation* .................................      1,532,285
  248,200     Sun Microsystems, Inc.* ..........................      1,141,720
                                                                   ------------
                                                                      6,419,717
                                                                   ------------

              DIVERSIFIED FINANCIAL SERVICES--1.3%
   90,365     Citigroup Inc. ...................................      3,867,622
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--.4%
   28,100     BJ Services Company* .............................      1,049,816
                                                                   ------------

              FOOD & STAPLES RETAILING--1.2%
   67,850     Wal-Mart Stores, Inc. ............................      3,641,509
                                                                   ------------

              FREIGHT & LOGISTICS--.8%
   12,825     FedEx Corp. ......................................        795,535
   24,400     United Parcel Service, Inc. Cl. B ................      1,554,280
                                                                   ------------
                                                                      2,349,815
                                                                   ------------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--2.2%
   36,600     Alcon, Inc. ......................................      1,672,620
   70,000     Boston Scientific Corporation* ...................      4,277,000
   13,600     Zimmer Holdings, Inc.* ...........................        612,680
                                                                   ------------
                                                                      6,562,300
                                                                   ------------

              HEALTH CARE PROVIDERS &
                SERVICES--2.0%
   50,300     Aetna Inc. .......................................      3,028,060
   53,900     UnitedHealth Group Incorporated ..................      2,708,475
                                                                   ------------
                                                                      5,736,535
                                                                   ------------

              INDUSTRIAL CONGLOMERATES--2.7%
  128,950     General Electric Company .........................      3,698,286
  217,350     Tyco International Ltd. ..........................      4,125,303
                                                                   ------------
                                                                      7,823,589
                                                                   ------------

              INFORMATION TECHNOLOGY SERVICES--.5%
  101,450     Concord EFS, Inc.* ...............................      1,493,344
                                                                   ------------

              INSURANCE--1.8%
   54,700     American International Group, Inc. ...............      3,018,346
  141,200     Travelers Property Casualty Corp. Cl. A ..........      2,245,080
                                                                   ------------
                                                                      5,263,426
                                                                   ------------

              INTERNET & CATALOG RETAIL--2.9%
   43,950     Amazon.com, Inc.* ................................      1,603,736
   37,000     eBay Inc.* .......................................      3,854,660
   51,300     NetFlix Inc.* ....................................      1,310,715
   44,000     USA InterActiveCorp.* ............................      1,741,080
                                                                   ------------
                                                                      8,510,191
                                                                   ------------

              INTERNET SOFTWARE & SERVICES--.6%
   54,100     Yahoo! Inc.* .....................................      1,772,316
                                                                   ------------

              MEDIA--2.7%
  116,900     Disney (Walt) Company ............................      2,308,775
  178,650     General Motors Corporation-Cl. H* ................      2,288,507
   76,425     Viacom Inc. Cl. B* ...............................      3,336,715
                                                                   ------------
                                                                      7,933,997
                                                                   ------------

              OIL & GAS--1.2%
   68,390     Devon Energy Corporation .........................      3,652,026
                                                                   ------------

              PHARMACEUTICALS--8.4%
   93,075     Abbott Laboratories ..............................      4,072,962
   26,450     AstraZeneca PLC Sponsored ADR ....................      1,078,367
   18,900     Barr Laboratories, Inc.* .........................      1,237,950
  139,350     Bristol-Myers Squibb Company .....................      3,783,353
   84,500     Johnson & Johnson ................................      4,368,650
   50,800     Merck & Co., Inc. ................................      3,075,940
   92,670     Pfizer Inc. ......................................      3,164,680
   14,400     Teva Pharmaceutical Industries Ltd. ADR ..........        819,792
   66,225     Wyeth ............................................      3,016,549
                                                                   ------------
                                                                     24,618,243
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--3.1%
   49,000     Altera Corporation* ..............................        803,600
   23,750     Analog Devices, Inc.* ............................        826,975
  188,700     Intel Corporation ................................      3,921,941
   16,500     KLA-Tencor Corporation* ..........................        767,085
   21,050     Linear Technology Corporation ....................        678,020
  192,975     Taiwan Semiconductor Manufacturing
                Company Ltd. ADR* ..............................      1,945,188
                                                                   ------------
                                                                      8,942,809
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED) (CONT'D)

--------------------------------------------------------------------------------

     SHARES   COMMON STOCKS--(CONT'D)                                 VALUE
     -------                                                          -----

              SOFTWARE--4.8%
  242,150     Microsoft Corporation ............................   $  6,201,461
  209,500     Oracle Corporation* ..............................      2,518,190
   46,300     PeopleSoft, Inc.* ................................        814,417
   37,600     Synopsys, Inc.* ..................................      2,325,560
   81,800     VERITAS Software Corporation* ....................      2,345,206
                                                                   ------------
                                                                     14,204,834
                                                                   ------------

              SPECIALTY RETAIL--3.4%
   73,050     Best Buy Co., Inc.* ..............................      3,208,356
  201,550     Gap, Inc. ........................................      3,781,078
   92,250     Home Depot, Inc. .................................      3,055,320
                                                                   ------------
                                                                     10,044,754
                                                                   ------------

              THRIFTS & MORTGAGE FINANCE--.5%
   20,200     Countrywide Financial Corporation ................      1,405,314
                                                                   ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--1.0%
  153,000     Vodafone Group PLC Sponsored ADR .................      3,006,450
                                                                   ------------

              TOTAL COMMON STOCKS
                (COST $132,840,549) ............................    151,449,176
                                                                   ------------
  PRINCIPAL
   AMOUNT     CORPORATE BONDS--18.6%
  --------

              AEROSPACE & DEFENSE--.4%
$  555,000    Boeing Capital Corp.,
                6.50%, 2/15/12 .................................        626,936
   550,000    Northrop Grumman Corporation,
                7.125%, 2/15/11 ................................        659,853
                                                                   ------------
                                                                      1,286,789
                                                                   ------------

              AUTOMOTIVE--1.1%
   790,000    Daimler Chrysler N.A. Holding Corp.,
                4.05%, 6/4/08 ..................................        783,212
 1,500,000    Ford Motor Credit Company,
                7.375%, 2/1/11 .................................      1,553,049
 1,000,000    General Motors Acceptance Corp.,
                4.50%, 7/15/06 .................................        999,230
                                                                   ------------
                                                                      3,335,491
                                                                   ------------

              BANKS--2.1%
 2,000,000    Associates Corp. North America,
                6.95%, 11/1/18 .................................      2,460,232
 1,500,000    Bank of America Corp.,
                7.40%, 1/15/11 .................................      1,845,674
   551,000    US Bancorp National Association, Minneapolis,
                6.50%, 2/1/08 ..................................        635,888
 1,300,000    Washington Mutual, Inc.,
                4.375%, 1/15/08 ................................      1,377,148
                                                                   ------------
                                                                      6,318,942
                                                                   ------------

BEVERAGES--.9%
   825,000    Anheuser-Busch Companies, Inc.,
                7.00%, 12/1/25 .................................        912,612
 1,500,000    Coca-Cola Enterprises Inc.,
                5.25%, 5/15/07 .................................      1,638,099
                                                                   ------------
                                                                      2,550,711
                                                                   ------------

              CABLE--.3%
   695,000    Cox Communications, Inc.,
                7.125%, 10/1/12 ................................        831,376
                                                                   ------------

              CAPITAL MARKETS--1.9%
 2,000,000    Goldman Sachs Group, Inc.,
                6.60%, 1/15/12 .................................      2,327,840
   850,000    J.P. Morgan Chase & Co.,
                3.625%, 5/1/08 .................................        875,731
 2,000,000    Morgan Stanley,
                6.75%, 4/15/11 .................................      2,342,986
                                                                   ------------
                                                                      5,546,557
                                                                   ------------

              COMMUNICATION SERVICES--.3%
   675,000    AT&T Wireless Services Inc.,
                7.50%, 5/1/07 ..................................        778,874
                                                                   ------------

              COMPUTERS & PERIPHERALS--.4%
   801,000    IBM Corp.,
                8.375%, 11/1/19 ................................      1,104,041
                                                                   ------------

              CONSUMER FINANCE--.3%
 1,000,000    American Express Credit,
                3.00%, 5/16/08 .................................      1,008,026
                                                                   ------------

              DIVERSIFIED FINANCIAL SERVICES--.7%
   500,000    Block Financial Corp.,
                8.50%, 4/15/07 .................................        591,508
 1,225,000    Household Finance Corp.,
                4.625%, 1/15/08 ................................      1,308,467
                                                                   ------------
                                                                      1,899,975
                                                                   ------------

              DIVERSIFIED TELECOMMUNICATION
                SERVICES--1.7%
   490,000    Bell South Capital Funding Corp.,
                7.875%, 2/15/30 ................................        641,840
   555,000    Sprint Capital Corp.,
                6.00%, 1/15/07 .................................        597,003
 1,068,000    Verizon New York Inc. Series A,
                6.875%, 4/1/12 .................................      1,259,760
 1,250,000    Verizon Wireless Capital LLC Note,
                5.375%, 12/15/06 ...............................      1,374,238
 1,000,000    Verizon Wireless Capital Floating Rate Note,
                1.49%, 12/17/03 ................................        999,815
                                                                   ------------
                                                                      4,872,656
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED) (CONT'D)

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS--(CONT'D)                               VALUE
  --------                                                            -----

              ELECTRIC UTILITIES--1.7%
$  660,000    AEP Texas North Co. Sr. Note Series A,
                5.50%, 3/01/13 (a) .............................   $    705,593
 1,500,000    Con Edison Company of New York,
                5.625%, 7/1/12 .................................      1,664,078
   873,000    Dominion Resources, Inc.,
                5.00%, 3/15/13 .................................        906,947
   400,000    Potomac Electric Power Co.,
                7.00%, 1/15/24 .................................        419,530
   550,000    PSEG Power LLC Senior Note,
                6.95%, 6/1/12 ..................................        632,735
   500,000    Washington Gas Light Co.,
                6.51%, 8/18/08 .................................        567,945
                                                                   ------------
                                                                      4,896,828
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--.6%
 1,500,000    Baker Hughes Inc.,
                6.25%, 1/15/09 .................................      1,729,262
                                                                   ------------

              FINANCIAL SERVICES--.2%
   645,000    Bank One Corp.,
                2.625%, 6/30/08 ................................        634,853
                                                                   ------------

              FOOD PRODUCTS--.4%
 1,025,000    Kraft Foods Inc.,
                6.25%, 6/1/12 ..................................      1,161,475
                                                                   ------------

              FOOD & STAPLES RETAILING--.7%
 1,000,000    Safeway Inc.,
                6.15%, 3/1/06 ..................................      1,083,282
 1,000,000    Wal-Mart Stores, Inc.,
                4.55%, 5/1/13 ..................................      1,042,328
                                                                   ------------
                                                                      2,125,610
                                                                   ------------

              INDUSTRIAL CONGLOMERATES--.9%
 1,740,000    General Electric Company,
                5.00%, 2/1/13 ..................................      1,841,395
   800,000    Tyco International Group SA Notes,
                5.80%, 8/1/06 ..................................        830,000
                                                                   ------------
                                                                      2,671,395
                                                                   ------------

              INSURANCE--.8%
   700,000    GE Global Insurance,
                7.75%, 6/15/30 .................................        842,782
   500,000    Loews Corp.,
                7.625%, 6/1/23 .................................        518,972
   750,000    Safeco Corporation,
                7.25%, 9/1/12 ..................................        903,184
                                                                   ------------
                                                                      2,264,938
                                                                   ------------

              MEDIA--1.4%
   900,000    AOL Time Warner Inc.,
                6.875%, 5/1/12 .................................      1,029,538
   972,000    Comcast Corporation,
                6.50%, 1/15/15 .................................      1,095,868
   551,000    News America Inc.,
                6.625%, 1/9/08 .................................        628,604
   950,000    Viacom Inc.,
                7.875%, 7/30/30 ................................      1,245,309
                                                                   ------------
                                                                      3,999,319
                                                                   ------------

              OIL & GAS--.6%
 1,500,000    Conoco Funding Co.,
                6.35%, 10/15/11 ................................      1,755,003
                                                                   ------------

              PHARMACEUTICALS--.4%
 1,000,000    Pharmacia Corporation,
                6.50%, 12/1/18 .................................      1,248,030
                                                                   ------------

              TELEPHONES--.4%
 1,000,000    Deutsche Telek International
                Finance B V Gtd Notes,
                8.50%, 6/15/10 .................................      1,230,385
                                                                   ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--.4%
 1,000,000    Vodafone Airtouch PLC,
                7.75%, 2/15/10 .................................      1,232,408
                                                                   ------------

              TOTAL CORPORATE BONDS
                (COST $50,875,367) .............................     54,482,944
                                                                   ------------

              CORPORATE INVESTMENT
                GRADE TRUST--.8%
 2,250,000    Core Investment Grade Bond Trust I,
                4.727%. 11/30/07
                (COST $2,250,000) ..............................      2,389,725
                                                                   ------------

              U.S. GOVERNMENT & AGENCY
                OBLIGATIONS--25.6%
              Federal Farm Credit Banks,
 1,300,000      2.125%, 8/15/05 ................................      1,318,171
 2,000,000      5.87%, 9/2/08 ..................................      2,305,438
              Federal Home Loan Banks,
 2,000,000      5.25%, 2/13/04 .................................      2,051,602
   100,000      3.52%, 2/25/04 .................................        101,599
 1,500,000      7.25%, 5/13/05 .................................      1,665,119
 1,000,000      6.375%, 8/15/06 ................................      1,136,366
 1,000,000      6.75%, 8/15/07 .................................      1,172,451

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED) (CONT'D)

--------------------------------------------------------------------------------

  PRINCIPAL   U.S. GOVERNMENT & AGENCY
   AMOUNT       OBLIGATIONS--(CONT'D)                                 VALUE
  --------                                                            -----

              Federal National Mortgage Association,
$   50,000      7.40%, 7/1/04 ..................................   $     53,079
 1,000,000      7.125%, 2/15/05 ................................      1,094,038
 2,500,000      2.25%, 5/15/06 .................................      2,535,183
   500,000      6.96%, 4/2/07 ..................................        585,785
 1,300,000      6.625%, 10/15/07 ...............................      1,525,363
              Student Loan Marketing Association,
 1,000,000      5.25%, 3/15/06 .................................      1,094,067
              U.S. Treasury Notes,
 1,000,000      3.625%, 8/31/03 ................................      1,004,727
 1,000,000      4.25%, 11/15/03 ................................      1,012,501
   800,000      6.00%, 8/15/04 .................................        844,313
 2,719,000      1.875%, 9/30/04 ................................      2,746,617
 1,000,000      5.875%, 11/15/04 ...............................      1,064,571
 2,300,000      2.00%, 11/30/04 ................................      2,328,032
 1,145,000      1.75%, 12/31/04 ................................      1,155,288
   130,000      1.625%, 4/30/05 ................................        130,894
 3,000,000      6.75%, 5/15/05 .................................      3,304,806
12,542,000      1.125%, 6/30/05 ................................     12,498,893
 1,550,000      6.50%, 8/15/05 .................................      1,717,958
 2,411,000      5.75%, 11/15/05 ................................      2,654,267
   560,000      2.00%, 5/15/06 .................................        566,125
   113,000      6.50%, 10/15/06 ................................        129,862
   946,000      2.625%, 5/15/08 ................................        954,943
   624,000      3.625%, 5/15/13 ................................        629,071
              U.S. Treasury Bonds,
 2,341,000      7.50%, 11/15/16 ................................      3,178,549
 1,000,000      8.875%, 8/15/17 ................................      1,513,125
 1,676,000      9.125%, 5/15/18 ................................      2,599,699
   331,000      8.125%, 8/15/19 ................................        478,825
 4,941,000      6.25%, 8/15/23 .................................      6,053,886
 6,352,000      6.00%, 2/15/26 .................................      7,594,864
 2,000,000      5.50%, 8/15/28 .................................      2,250,392
 1,107,000      5.25%, 11/15/28 ................................      1,205,377
 1,000,000      5.25%, 2/15/29 .................................      1,089,180

                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (COST $72,081,084) .............................     75,345,026
                                                                   ------------


  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--7.1%                            VALUE
  --------                                                            -----

              U.S. GOVERNMENT & AGENCY
                OBLIGATIONS--2.8%
$8,200,000    Federal National Mortgage Association,
                0.70%, 7/1/03
                (COST $8,200,000) ..............................      8,200,000
                                                                   ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--4.3%
                   Securities Held Under Repurchase
                   Agreements, 1.10%, 7/1/03,
                   with Bear, Stearns & Co. Inc., dtd 6/30/03,
                   repurchase price $12,690,372;
                   collateralized by $28,615,000 U.S. Treasury
                   Bond Strips, due 2/15/20 ....................     12,689,985
                                                                   ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $20,889,985) .............................     20,889,985
                                                                   ------------
TOTAL INVESTMENTS
  (COST $278,936,985)(B) ...............................   103.7%   304,556,856
Liabilities in Excess of Other Assets ..................    (3.7)   (10,761,253)
                                                           -----   ------------
NET ASSETS .............................................   100.0%  $293,795,603
                                                           =====   ============

------------
  * Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At June 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $285,946,460, amounted to $18,610,396 which consisted of aggregate gross unrealized appreciation of $24,529,328 and aggregate gross unrealized depreciation of $5,918,932.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

     SHARES   COMMON STOCKS--96.2%                                    VALUE
     -------                                                          -----

              AEROSPACE & DEFENSE--.9%
   66,675     L-3 Communications Holdings, Inc.* ...............   $  2,899,696
                                                                   ------------

              BEVERAGES--1.2%
  115,625     Constellation Brands, Inc. Cl. A* ................      3,630,625
                                                                   ------------

              BIOTECHNOLOGY--4.4%
   72,950     Genzyme Corp- General Division* ..................      3,049,310
  118,300     Gilead Sciences, Inc.* ...........................      6,575,114
  121,150     IDEC Pharmaceuticals Corporation* ................      4,119,100
                                                                   ------------
                                                                     13,743,524
                                                                   ------------

              CAPITAL MARKETS--3.5%
  125,997     Affiliated Managers Group, Inc.* .................      7,679,517
  375,500     E*TRADE Group, Inc.* .............................      3,191,750
                                                                   ------------
                                                                     10,871,267
                                                                   ------------

              COMMERCIAL BANKS--.8%
  115,900     Synovus Financial Corp. ..........................      2,491,850
                                                                   ------------

              COMMERCIAL SERVICES & SUPPLIES--5.2%
  384,150     Amdocs Limited* ..................................      9,219,600
  142,300     Corinthian Colleges, Inc.* .......................      6,911,511
                                                                   ------------
                                                                     16,131,111
                                                                   ------------

              COMMUNICATION EQUIPMENT--3.9%
  183,500     Advanced Fibre Communications, Inc.* .............      2,985,545
  316,300     Comverse Technology, Inc.* .......................      4,753,989
  652,700     Tellabs, Inc.* ...................................      4,288,239
                                                                   ------------
                                                                     12,027,773
                                                                   ------------

              COMPUTER SOFTWARE--1.2%
  430,000     Legato Systems, Inc.* ............................      3,607,700
                                                                   ------------

              COMPUTERS & PERIPHERALS--.4%
   80,550     Network Appliance, Inc. * ........................      1,305,716
                                                                   ------------

              ELECTRONIC EQUIPMENT &
                INSTRUMENTS--1.4%
  278,750     Flextronics International Ltd.* ..................      2,896,213
   68,450     Thermo Electron Corporation* .....................      1,438,819
                                                                   ------------
                                                                      4,335,032
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--2.3%
   78,400     BJ Services Company* .............................      2,929,024
   86,520     Cooper Cameron Corporation* ......................      4,358,878
                                                                   ------------
                                                                      7,287,902
                                                                   ------------

              FOOD & STAPLES RETAILING--.8%
   54,100     Whole Foods Market, Inc.* ........................      2,571,373
                                                                   ------------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--2.9%
   58,800     Centerpulse ADR ..................................      1,587,600
  100,100     Varian Medical Systems, Inc.* ....................      5,762,757
   33,700     Zimmer Holdings, Inc.* ...........................      1,518,185
                                                                   ------------
                                                                      8,868,542
                                                                   ------------

              HEALTH CARE PROVIDERS &
                SERVICES--7.0%
  139,850     Aetna Inc. .......................................      8,418,970
   53,700     Anthem, Inc.* ....................................      4,142,955
   48,450     Laboratory Corporation of America Holdings* ......      1,460,767
  232,650     Omnicare, Inc. ...................................      7,861,243
                                                                   ------------
                                                                     21,883,935
                                                                   ------------

              HOTELS, RESTAURANTS & LEISURE--4.6%
  203,200     Alliance Gaming Corporation* .....................      3,842,512
   79,700     International Speedway Corporation Cl A ..........      3,148,947
  135,150     MGM MIRAGE* ......................................      4,619,427
  116,050     Starbucks Corporation* ...........................      2,845,546
                                                                   ------------
                                                                     14,456,432
                                                                   ------------

              HOUSEHOLD DURABLES--.3%
   27,800     D.R. Horton, Inc. ................................        781,180
                                                                   ------------

              INFORMATION TECHNOLOGIES
                SERVICES--3.3%
  438,700     BISYS Group, Inc. (The)* .........................      8,058,919
   87,700     SunGard Data Systems Inc.* .......................      2,272,307
                                                                   ------------
                                                                     10,331,226
                                                                   ------------

              INSURANCE--2.9%
   68,200     Lincoln National Corporation .....................      2,429,966
  114,500     Willis Group Holdings Limited ....................      3,520,875
   55,500     W. R. Berkley Corporation ........................      2,924,850
                                                                   ------------
                                                                      8,875,691
                                                                   ------------

              INTERNET & CATALOG RETAIL--5.4%
  161,900     Amazon.com, Inc.* ................................      5,907,731
  431,525     NetFlix Inc.*+ ...................................     11,025,464
                                                                   ------------
                                                                     16,933,195
                                                                   ------------

              INTERNET SOFTWARE & SERVICES--2.4%
  209,050     VeriSign, Inc.* ..................................      2,891,162
  140,100     Yahoo! Inc.* .....................................      4,589,676
                                                                   ------------
                                                                      7,480,838
                                                                   ------------

              LEISURE EQUIPMENT & PRODUCTS--2.0%
  192,800     Leapfrog Enterprises, Inc.* ......................      6,132,968
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED) (CONT'D)

--------------------------------------------------------------------------------

     SHARES   COMMON STOCKS (CONT'D)                                   VALUE
     -------                                                           -----

              MEDIA--7.2%
  295,800     Cablevision Systems New York Group Cl. A* ........   $  6,140,808
   82,490     Entercom Communications Corp.* ...................      4,042,835
   54,150     McClatchy Company Cl. A ..........................      3,120,123
   25,400     Pixar, Inc.* .....................................      1,545,336
  165,700     TiVo Inc.* .......................................      2,018,226
  505,250     XM Satellite Radio Holdings Inc. Cl. A* ..........      5,583,012
                                                                   ------------
                                                                     22,450,340
                                                                   ------------

              OIL & GAS--2.9%
  161,175     EOG Resources, Inc. ..............................      6,743,562
   63,800     Valero Energy Corporation ........................      2,317,854
                                                                   ------------
                                                                      9,061,416
                                                                   ------------

              PHARMACEUTICALS--6.8%
   87,400     Allergan, Inc. ...................................      6,738,540
   87,500     Barr Laboratories, Inc.* .........................      5,731,250
   75,475     Mylan Laboratories Inc. ..........................      2,624,266
  146,750     Watson Pharmaceuticals Inc.* .....................      5,924,298
                                                                   ------------
                                                                     21,018,354
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--4.5%
  295,350     Altera Corporation* ..............................      4,843,740
   60,900     Broadcom Corporation Cl. A* ......................      1,517,019
  175,550     Fairchild Semiconductor International, Inc.* .....      2,245,284
   99,100     Intersil Corporation Cl. A* ......................      2,637,051
  157,650     Photronics, Inc.* ................................      2,750,992
                                                                   ------------
                                                                     13,994,086
                                                                   ------------

              SOFTWARE--7.0%
  400,100     BEA Systems, Inc.* ...............................      4,345,086
   75,300     Fair Isaac Corporation ...........................      3,874,185
   32,650     Intuit Inc.* .....................................      1,453,905
  315,400     PeopleSoft, Inc.* ................................      5,547,886
  106,650     Synopsys, Inc.* ..................................      6,596,302
                                                                   ------------
                                                                     21,817,364
                                                                   ------------

              SPECIALTY RETAIL--7.9%
   56,400     Abercrombie & Fitch Co. Cl. A* ...................      1,602,324
   53,550     Advance Auto Parts, Inc.* ........................      3,261,195
  121,000     AnnTaylor Stores Corporation* ....................      3,502,950
  100,750     Barnes & Noble, Inc.* ............................      2,322,287
  114,000     Best Buy Co., Inc.* ..............................      5,006,880
   86,300     PETsMART, Inc.* ..................................      1,438,621
   81,350     Tractor Supply Company* ..........................      3,884,462
   59,800     Urban Outfitters, Inc.* ..........................      2,146,820
   53,200     Williams-Sonoma, Inc.* ...........................      1,553,440
                                                                   ------------
                                                                     24,718,979
                                                                   ------------

              TEXTILES, APPAREL & LUXURY
                GOODS--.5%
   51,800     Jones Apparel Group, Inc.* .......................      1,515,668
                                                                   ------------

              THRIFTS & MORTGAGE FINANCE--.9%
   39,700     Countrywide Financial Corporation ................      2,761,929
                                                                   ------------

              TRADING COMPANIES &
                DISTRIBUTORS--1.2%
   80,525     W. W. Grainger, Inc. .............................      3,765,349
                                                                   ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--.5%
   94,500     Nextel Communications Inc., Cl. A* ...............      1,708,560
                                                                   ------------

              TOTAL COMMON STOCKS
                (COST $252,170,790) ............................    299,459,621
                                                                   ------------

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--1.4%
   -------

              U.S. GOVERNMENT & AGENCY
                OBLIGATIONS--1.3%
$4,000,000    Federal National Mortgage Association,
                0.70% 7/1/03
                (COST $4,000,000) ..............................      4,000,000
                                                                   ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.1%
              Securities Held Under Repurchase
                Agreements, 1.10%, 7/1/03, with
                Bear, Stearns & Co. Inc., dtd 6/30/03,
                repurchase price $259,474;
                collateralized by $590,000 U.S. Treasury
                Bond Strips, due 2/15/20 .......................        259,467
                                                                   ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $4,259,467) ..............................      4,259,467
                                                                   ------------
TOTAL INVESTMENTS
  (COST $256,430,257)(A) ................................   97.6%   303,719,088
Other Assets in Excess of Liabilities ...................    2.4      7,518,589
                                                           -----   ------------
NET ASSETS ..............................................  100.0%  $311,237,677
                                                           =====   ============

------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At June 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $266,292,042, amounted to $37,427,046 which consisted of aggregate gross unrealized appreciation of $45,998,629 and aggregate gross unrealized depreciation of $8,571,583.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

     SHARES   COMMON STOCKS--94.5%                                    VALUE
     -------                                                          -----

              BIOTECHNOLOGY--7.9%
  129,300     Amgen Inc.* ......................................   $  8,590,692
   89,600     Genentech, Inc.* .................................      6,461,952
  125,600     Genzyme Corp-General Division* ...................      5,250,080
   82,000     Gilead Sciences, Inc.* ...........................      4,557,560
   46,600     ImClone Systems Incorporated* ....................      1,473,492
                                                                   ------------
                                                                     26,333,776
                                                                   ------------

              CAPITAL MARKETS--4.9%
  170,900     Bank of New York Company, Inc. (The) .............      4,913,375
  237,000     Mellon Financial Corporation .....................      6,576,750
  105,000     Merrill Lynch & Co., Inc. ........................      4,901,400
                                                                   ------------
                                                                     16,391,525
                                                                   ------------

              COMMERCIAL SERVICES & SUPPLIES--1.0%
   55,550     Apollo Group, Inc. Cl. A* ........................      3,430,768
                                                                   ------------

              COMMUNICATION EQUIPMENT--4.0%
  500,500     Cisco Systems, Inc.* .............................      8,353,345
  105,600     Comverse Technology, Inc.* .......................      1,587,168
  268,000     Juniper Networks, Inc.* ..........................      3,315,160
                                                                   ------------
                                                                     13,255,673
                                                                   ------------

              COMPUTERS & PERIPHERALS--4.3%
  140,500     Dell Computer Corporation* .......................      4,490,380
  658,600     EMC Corporation* .................................      6,895,542
  189,350     Network Appliance, Inc.* .........................      3,069,363
                                                                   ------------
                                                                     14,455,285
                                                                   ------------

              DIVERSIFIED FINANCIAL SERVICES--3.1%
  240,100     Citigroup Inc. ...................................     10,276,280
                                                                   ------------

              ENERGY EQUIPMENT & SERVICES--3.7%
  231,100     Halliburton Company ..............................      5,315,300
  101,300     Smith International, Inc.* .......................      3,721,762
  152,800     Transocean Inc.* .................................      3,357,016
                                                                   ------------
                                                                     12,394,078
                                                                   ------------

              FOOD & STAPLES RETAILING--2.2%
  139,700     Wal-Mart Stores, Inc. ............................      7,497,699
                                                                   ------------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--4.1%
   51,500     Alcon, Inc. ......................................      2,353,550
  111,095     Boston Scientific Corporation* ...................      6,787,905
  100,450     Guidant Corporation ..............................      4,458,975
                                                                   ------------
                                                                     13,600,430
                                                                   ------------

              INDUSTRIAL CONGLOMERATES--2.8%
  325,900     General Electric Company .........................      9,346,812
                                                                   ------------

              INSURANCE--1.5%
   92,300     American International Group, Inc. ...............      5,093,114
                                                                   ------------

              INTERNET & CATALOG RETAIL--2.4%
   76,350     eBay Inc.* .......................................      7,954,143
                                                                   ------------

              INTERNET SOFTWARE & SERVICES--1.5%
  148,000     Yahoo! Inc.* .....................................      4,848,480
                                                                   ------------

              MEDIA--6.7%
  443,000     AOL Time Warner Inc.* ............................      7,127,870
  202,800     Comcast Corporation Cl. A* .......................      6,120,504
  129,500     General Motors Corporation-Cl. H* ................      1,658,895
  365,000     Liberty Media Corporation Series A* ..............      4,219,400
   72,000     Viacom Inc. Cl. B* ...............................      3,143,520
                                                                   ------------
                                                                     22,270,189
                                                                   ------------

              PHARMACEUTICALS--17.6%
  147,000     Abbott Laboratories ..............................      6,432,720
   88,700     Allergan, Inc. ...................................      6,838,770
  130,600     Barr Laboratories, Inc.* .........................      8,554,300
  166,000     Merck & Co., Inc. ................................     10,051,300
  120,400     Mylan Laboratories Inc. ..........................      4,186,308
  358,500     Pfizer Inc. ......................................     12,242,775
   96,300     Teva Pharmaceutical Industries Ltd. ADR ..........      5,482,359
  108,800     Wyeth ............................................      4,955,840
                                                                   ------------
                                                                     58,744,372
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--4.9%
  206,400     Broadcom Corporation Cl. A* ......................      5,141,424
  158,095     Intersil Corporation Cl. A* ......................      4,206,908
   35,300     KLA-Tencor Corporation* ..........................      1,641,097
  322,700     Micron Technology, Inc.* .........................      3,753,001
   75,600     National Semiconductor Corporation* ..............      1,490,832
                                                                   ------------
                                                                     16,233,262
                                                                   ------------

              SOFTWARE--10.1%
  603,400     Microsoft Corporation ............................     15,453,074
  808,500     Oracle Corporation* ..............................      9,718,170
  287,100     PeopleSoft, Inc.* ................................      5,050,089
  116,700     VERITAS Software Corporation* ....................      3,345,789
                                                                   ------------
                                                                     33,567,122
                                                                   ------------

              SPECIALTY RETAIL--8.3%
  234,800     Abercrombie & Fitch Co. Cl. A* ...................      6,670,668
  147,500     Best Buy Co., Inc.* ..............................      6,478,200
  560,400     Gap, Inc. ........................................     10,513,104
  122,200     Home Depot, Inc. .................................      4,047,264
                                                                   ------------
                                                                     27,709,236
                                                                   ------------

              TEXTILES, APPAREL & LUXURY
                GOODS--1.6%
   97,800     NIKE, Inc. Cl. B .................................      5,231,322
                                                                   ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2003 (UNAUDITED) (CONT'D)

--------------------------------------------------------------------------------

     SHARES   COMMON STOCKS (CONT'D)                                  VALUE
     -------                                                          -----

              THRIFTS & MORTGAGE FINANCE--.9%
    42,600    Countrywide Financial Corporation ................   $  2,963,682
                                                                   ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--1.0%
   185,900    Nextel Communications Inc., Cl. A* ...............      3,361,072
                                                                   ------------

              TOTAL COMMON STOCKS
                (COST $272,063,098) ............................    314,958,320
                                                                   ------------


    PRINCIPAL
     AMOUNT   SHORT-TERM INVESTMENTS--6.8%                            VALUE
   -------                                                            -----

              U.S. GOVERNMENT & AGENCY
                OBLIGATIONS--6.8%
$22,600,000   Federal National Mortgage Assoc.,
                0.70%, 7/1/03
                (COST $22,600,000) .............................     22,600,000
                                                                   ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 1.10%, 7/1/03, with
                Bear, Stearns & Co. Inc., dtd 6/30/03,
                repurchase price $183,837;
                collateralized by $415,000 U.S. Treasury
                Bond Strips, due 2/15/20 .......................        183,832
                                                                   ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $22,783,832) .............................     22,783,832
                                                                   ------------
TOTAL INVESTMENTS
  (COST $294,846,930)(A) ................................  101.3%   337,742,152
Liabilities in Excess of Other Assets ...................   (1.3)    (4,343,824)
                                                           -----   ------------
NET ASSETS ..............................................  100.0%  $333,398,328
                                                           =====   ============

------------
  * Non-income producing security.
(a) At June 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $296,617,103, amounted to $41,125,049 which consisted of aggregate gross unrealized appreciation of $43,537,173 and aggregate gross unrealized depreciation of $2,412,124.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------

                                                     INCOME FROM INVESTMENT OPERATIONS
                                                     ---------------------------------

                                           NET ASSET                    NET REALIZED                                   DISTRIBUTIONS
                                            VALUE,         NET         AND UNREALIZED    TOTAL FROM   DIVIDENDS FROM     FROM NET
                                          BEGINNING     INVESTMENT       GAIN (LOSS)     INVESTMENT   NET INVESTMENT     REALIZED
                                           OF PERIOD   INCOME (LOSS)   ON INVESTMENTS    OPERATIONS       INCOME           GAINS
                                          ----------   -------------   --------------    ----------   --------------   -------------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/03(i)(ii) .........   $24.63       $ 0.00           $  4.14        $  4.14         $    --        $     --
  Year ended 12/31/02 .....................    36.77        (0.01)           (12.12)        (12.13)          (0.01)             --
  Year ended 12/31/01 .....................    47.27         0.01             (4.88)         (4.87)          (0.10)          (5.53)
  Year ended 12/31/00 .....................    64.38         0.10             (8.75)         (8.65)             --           (8.46)
  Year ended 12/31/99 .....................    53.22        (0.03)            16.66          16.63           (0.08)          (5.39)
  Year ended 12/31/98 .....................    42.76         0.09             18.32          18.41           (0.13)          (7.82)
  CLASS S
  Six months ended 6/30/03(i)(ii) .........   $24.61      $ (0.01)          $  4.11        $  4.10         $    --        $     --
  Eight months ended 12/31/02(i)(iii)          33.28        (0.01)            (8.66)         (8.67)             --              --
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Six months ended 6/30/03(i)(ii) .........   $12.21      $ (0.01)          $  1.89        $  1.88         $    --        $     --
  Year ended 12/31/02 .....................    16.55        (0.11)            (4.23)         (4.34)             --              --
  Year ended 12/31/01 .....................    23.49        (0.03)            (6.90)         (6.93)          (0.01)             --
  Year ended 12/31/00 .....................    55.15         0.01(iv)        (12.80)        (12.79)             --          (18.87)
  Year ended 12/31/99 .....................    43.97        (0.12)(iv)        16.98          16.86              --           (5.68)
  Year ended 12/31/98 .....................    43.75        (0.02)             6.30           6.28              --           (6.06)
  CLASS S
  Six months ended 6/30/03(i)(ii) .........   $12.19      $ (0.03)(iv)      $  1.89        $  1.86         $    --        $     --
  Eight months ended 12/31/02(i)(iii) .....    16.02        (0.08)            (3.75)         (3.83)             --              --
ALGER AMERICAN INCOME & GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/03(i)(ii) .........   $ 7.24       $ 0.03           $  0.93        $  0.96         $ (0.03)       $     --
  Year ended 12/31/02 .....................    10.57         0.02             (3.29)         (3.27)          (0.06)             --
  Year ended 12/31/01 .....................    13.26         0.05             (1.86)         (1.81)          (0.05)          (0.83)
  Year ended 12/31/00 .....................    17.58         0.05             (0.44)         (0.39)          (0.01)          (3.92)
  Year ended 12/31/99 .....................    13.12         0.00              5.26           5.26           (0.03)          (0.77)
  Year ended 12/31/98 .....................    10.99         0.03              3.30           3.33           (0.04)          (1.16)
  CLASS S
  Six months ended 6/30/03(i)(ii) .........   $ 7.27       $ 0.02           $  0.93        $  0.95         $ (0.01)       $     --
  Eight months ended 12/31/02(i)(iii) .....     9.58         0.01             (2.32)         (2.31)             --              --
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Six months ended 6/30/03(i)(ii) .........   $11.29       $ 0.10           $  1.10        $  1.20         $ (0.26)       $     --
  Year ended 12/31/02 .....................    13.08         0.20             (1.79)         (1.59)          (0.20)             --
  Year ended 12/31/01 .....................    13.77         0.18             (0.43)         (0.25)          (0.20)          (0.24)
  Year ended 12/31/00 .....................    15.57         0.20             (0.61)         (0.41)          (0.13)          (1.26)
  Year ended 12/31/99 .....................    12.98         0.15              3.45           3.60           (0.17)          (0.84)
  Year ended 12/31/98 .....................    10.76         0.19              3.02           3.21           (0.18)          (0.81)
  CLASS S
  Six months ended 6/30/03(i)(ii) .........   $11.47       $ 0.09           $  1.11        $  1.20         $ (0.26)       $     --
  Eight months ended 12/31/02(i)(iii) .....    12.50         0.02             (1.05)         (1.03)             --              --
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/03(i)(ii) .........   $12.45      $ (0.02)          $  2.88        $  2.86         $    --        $     --
  Year ended 12/31/02 .....................    17.67        (0.10)            (5.12)         (5.22)             --              --
  Year ended 12/31/01 .....................    30.62        (0.09)(iv)        (1.23)         (1.32)             --          (11.63)
  Year ended 12/31/00 .....................    32.23        (0.03)(iv)         2.79           2.76              --           (4.37)
  Year ended 12/31/99 .....................    28.87        (0.05)             8.00           7.95              --           (4.59)
  Year ended 12/31/98 .....................    24.18         0.00(iv)          6.95           6.95              --           (2.26)
  CLASS S
  Six months ended 6/30/03(i)(ii) .........   $12.43      $ (0.06)(iv)       $ 2.90         $ 2.84         $    --        $     --
  Eight months ended 12/31/02(i)(iii) .....    16.69        (0.07)            (4.19)         (4.26)             --              --
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Six months ended 6/30/03(i)(ii) .........   $20.85      $ (0.03)          $  4.30        $  4.27         $    --        $     --
  Year ended 12/31/02 .....................    31.55        (0.14)           (10.56)        (10.70)             --              --
  Year ended 12/31/01 .....................    38.80         0.00(iv)         (6.06)         (6.06)             --           (1.19)
  Year ended 12/31/00 .....................    57.97        (0.02)(iv)       (13.77)        (13.79)             --           (5.38)
  Year ended 12/31/99 .....................    34.90        (0.09)            25.93          25.84              --           (2.77)
  Year ended 12/31/98 .....................    23.17        (0.05)            12.99          12.94              --           (1.21)
  CLASS S
  Six months ended 6/30/03(i)(ii) .........   $20.83      $ (0.05)(iv)      $  4.25        $  4.20         $    --        $     --
  Eight months ended 12/31/02(i)(iii) .....    28.46        (0.02)            (7.61)         (7.63)             --              --

  (i) Ratios have been annualized; total return has not been annualized.
 (ii) Unaudited.
(iii) Commenced operations May 1, 2002.
 (iv) Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

                                                                          RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------------------
                                                                                          RATIO OF NET
                                                                                           INVESTMENT
                     NET ASSET                        NET ASSETS,      RATIO OF EXPENSES  INCOME (LOSS)        PORTFOLIO
     TOTAL           VALUE, END                      END OF PERIOD        TO AVERAGE       TO AVERAGE          TURNOVER
  DISTRIBUTIONS      OF PERIOD       TOTAL RETURN   (000'S OMITTED)       NET ASSETS       NET ASSETS            RATE
  ------------       ---------       ------------   ---------------    -----------------  -------------        ---------



     $    --           $28.77           16.81%       $  982,008               0.85%           (0.03)%           87.38%
       (0.01)           24.63          (32.99)          874,914               0.85            (0.01)           238.03
       (5.63)           36.77          (11.81)        1,540,327               0.81             0.03             87.79
       (8.46)           47.27          (14.77)        1,809,937               0.79             0.12            108.27
       (5.47)           64.38           33.74         3,387,526               0.79            (0.03)           135.13
       (7.95)           53.22           48.07         1,905,719               0.79             0.25            127.38

     $    --           $28.71           16.66%       $       54               1.09%           (0.30)%           87.38%
          --            24.61          (26.05)               19               1.10            (0.13)           238.03


     $    --           $14.09           15.40%       $  455,856               0.96%           (0.61)%           56.13%
          --            12.21          (26.22)          376,550               0.97            (0.69)           111.82
       (0.01)           16.55          (29.51)          517,364               0.92            (0.27)           181.80
      (18.87)           23.49          (27.20)          700,370               0.90             0.03            217.69
       (5.68)           55.15           43.42           674,864               0.90            (0.28)           182.25
       (6.06)           43.97           15.53         1,216,584               0.89            (0.20)           142.90

     $    --           $14.05           15.26%       $      198               1.17%           (0.87)%           56.13%
          --            12.19          (23.91)                7               1.20            (0.87)           111.82


     $ (0.03)          $ 8.17           13.21%       $   90,670               0.79%            0.75%            89.69%
       (0.06)            7.24          (31.10)           85,066               0.79             0.25            276.12
       (0.88)           10.57          (14.32)          144,006               0.72             0.52            110.04
       (3.93)           13.26           (1.27)          150,783               0.70             0.43            142.43
       (0.80)           17.58           42.45            91,250               0.70             0.03            193.23
       (1.20)           13.12           32.39            77,926               0.70             0.31            131.67

     $ (0.01)          $ 8.21           13.10%       $        9               1.02%            0.51%            89.69%
          --             7.27          (24.11)                7               1.05             0.16            276.12


     $ (0.26)          $12.23           10.62%       $  282,855               0.87%            1.77%            83.02%
       (0.20)           11.29          (12.29)          254,290               0.87             2.16            188.76
       (0.44)           13.08           (1.93)          224,959               0.85             2.53             62.93
       (1.39)           13.77           (2.76)          115,894               0.88             2.40             63.37
       (1.01)           15.57           29.21            56,327               0.93             1.66            118.74
       (0.99)           12.98           31.51            28,208               0.92             2.09             94.64

     $ (0.26)          $12.41           10.45%       $   10,941               1.11%            1.38%            83.02%
          --            11.47           (8.24)              494               1.17             1.67            188.76


     $    --           $15.31           22.97%       $  311,222               0.93%           (0.66)%          114.47%
          --            12.45          (29.54)          240,063               0.93            (0.56)           323.83
      (11.63)           17.67           (6.52)          355,015               0.88            (0.45)           130.11
       (4.37)           30.62            9.18           332,734               0.84            (0.09)           130.85
       (4.59)           32.23           31.85           931,397               0.85            (0.21)           162.30
       (2.26)           28.87           30.30           689,571               0.84             0.00            152.21

     $    --           $15.27           22.85%       $       16               1.17%           (0.90)%          114.47%
          --            12.43          (25.52)                8               1.19            (0.75)           323.83


     $    --           $25.12           20.48%       $  330,620               0.97%           (0.31)%           73.35%
          --            20.85          (33.91)          271,373               0.96            (0.49)           203.05
       (1.19)           31.55          (15.93)          443,209               0.92             0.00            103.03
       (5.38)           38.80          (24.83)          476,517               0.90            (0.03)           132.28
       (2.77)           57.97           78.06           362,500               0.93            (0.49)           155.74
       (1.21)           34.90           57.83           101,710               0.96            (0.27)           143.59

     $    --           $25.03           20.16%       $    2,778               1.21%           (0.51)%           73.55%
          --            20.83          (26.81)              281               1.32            (0.92)           203.05

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                              ALGER
                                                                ALGER       AMERICAN                        ALGER           ALGER
                                                ALGER         AMERICAN       INCOME         ALGER         AMERICAN        AMERICAN
                                              AMERICAN          SMALL          AND         AMERICAN        MIDCAP         LEVERAGED
                                               GROWTH      CAPITALIZATION    GROWTH        BALANCED        GROWTH          ALLCAP
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                            -------------  ------------   ------------   ------------    ------------  ------------
ASSETS:
  Investments in securities, at value       $ 982,515,532  $458,553,167   $ 89,748,081   $304,556,856    $303,719,088  $337,742,152
  (identified cost*)--see accompanying
       schedules of investments
  Receivable for investment securities
    sold                                               --            --        950,776      4,709,440       2,744,907     4,016,544
  Receivable for shares of beneficial
    interest sold                                 974,343    11,734,556         64,422        418,020       5,446,365       212,780
  Interest and dividends receivable               506,237        29,589         49,652      1,719,239          65,930       175,251
  Other assets                                     42,967        10,894         20,207          7,279           7,515         8,712
                                            -------------  ------------   ------------   ------------    ------------  ------------
      Total Assets                            984,039,079   470,328,206     90,833,138    311,410,834     311,983,805   342,155,439
                                            -------------  ------------   ------------   ------------    ------------  ------------
LIABILITIES:
  Payable for investment securities
    purchased                                          --     8,319,146             --     17,054,215         121,340     7,838,109
  Payable for shares of beneficial
    interest redeemed                           1,112,058     5,525,311         69,704        314,066         338,693       600,867
  Accrued investment management fees              611,249       316,985         46,955        180,465         200,631       232,201
  Accrued expenses                                254,224       112,266         37,696         66,485          85,464        85,934
                                            -------------  ------------   ------------   ------------    ------------  ------------
      Total Liabilities                         1,977,531    14,273,708        154,355     17,615,231         746,128     8,757,111
                                            -------------  ------------   ------------   ------------    ------------  ------------
NET ASSETS                                  $ 982,061,548  $456,054,498   $ 90,678,783   $293,795,603    $311,237,677  $333,398,328
                                            =============  ============   ============   ============    ============  ============
NET ASSETS CONSIST OF:
  Paid-in capital                          $1,576,871,332  $795,993,033   $141,392,016   $313,176,309    $363,730,464  $570,363,861
  Undistributed net investment
    income (accumulated loss)                    (111,336)   (1,213,121)       301,592      2,061,331        (846,431)     (444,916)
  Undistributed net realized gain
    (accumulated loss)                       (711,984,507) (392,724,871)   (58,891,199)   (47,061,908)    (98,935,187) (279,415,839)
  Net unrealized appreciation                 117,286,059    53,999,457      7,876,374     25,619,871      47,288,831    42,895,222
                                            -------------  ------------   ------------   ------------    ------------  ------------
NET ASSETS                                  $ 982,061,548  $456,054,498   $ 90,678,783   $293,795,603    $311,237,677  $333,398,328
                                            =============  ============   ============   ============    ============  ============
CLASS O
NET ASSET VALUE PER SHARE                   $       28.77  $      14.09   $       8.17   $      12.23    $      15.31  $      25.12
                                            =============  ============   ============   ============    ============  ============
CLASS S
NET ASSET VALUE PER SHARE                   $       28.71  $      14.05   $       8.21   $      12.41    $      15.27  $      25.03
                                            =============  ============   ============   ============    ============  ============
  Shares of beneficial interest
    outstanding--Note 6
CLASS O                                        34,136,169    32,356,327     11,100,908     23,122,206      20,328,285    13,162,687
                                            =============  ============   ============   ============    ============  ============
CLASS S                                             1,862        14,106          1,045        881,610           1,014       110,980
                                            =============  ============   ============   ============    ============  ============
*Identified cost                            $ 865,229,473  $404,553,710   $ 81,871,707   $278,936,985    $256,430,257  $294,846,930
                                            =============  ============   ============   ============    ============  ============


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                              ALGER
                                                                ALGER       AMERICAN                       ALGER           ALGER
                                                ALGER         AMERICAN       INCOME         ALGER        AMERICAN        AMERICAN
                                              AMERICAN          SMALL          AND        AMERICAN        MIDCAP         LEVERAGED
                                               GROWTH      CAPITALIZATION    GROWTH       BALANCED        GROWTH          ALLCAP
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                            ------------    -----------    -----------    -----------    -----------    -----------
Investment income
   Income:
     Interest                               $    137,503    $   309,149    $    20,416    $ 2,931,904    $    82,338    $   113,103
     Dividends                                 3,527,061        376,042        622,662        531,790        262,429        840,979
                                            ------------    -----------    -----------    -----------    -----------    -----------
       Total Income                            3,664,564        685,191        643,078      3,463,694        344,767        954,082
                                            ------------    -----------    -----------    -----------    -----------    -----------
   Expenses:
     Management fees--Note 3(a)                 3,319,942      1,680,828        260,843        987,009      1,027,297      1,228,218
     Custodian fees                              106,320         46,377         18,374         48,875         52,826         46,150
     Transfer agent fees                         221,329         98,872         20,868         65,801         64,206         72,248
     Professional fees                            43,767         18,528          4,401         13,324         12,648         14,648
     Trustees' fees                                  978            978            978            978            978            978
     Miscellaneous                                83,564         52,729         25,839         31,734         33,243         36,756
                                            ------------    -----------    -----------    -----------    -----------    -----------
       Total Expenses                          3,775,900      1,898,312        331,303      1,147,721      1,191,198      1,398,998
                                            ------------    -----------    -----------    -----------    -----------    -----------
 Net Investment Income (Loss)                   (111,336)    (1,213,121)       311,775      2,315,973       (846,431)      (444,916)
                                            ------------    -----------    -----------    -----------    -----------    -----------
 Realized and Unrealized
   Gain (LOSS) on Investments
     Net realized gain (loss) on investments  23,273,236      1,490,284     (1,279,188)     4,981,679      5,575,428      1,051,741
     Net change in unrealized appreciation
       (depreciation) on investments         117,775,801     58,579,629     11,425,585     20,039,998     50,649,024     54,209,571
                                            ------------    -----------    -----------    -----------    -----------    -----------
     Net realized and unrealized gain
       on investments                        141,049,037     60,069,913     10,146,397     25,021,677     56,224,452     55,261,312
                                            ------------    -----------    -----------    -----------    -----------    -----------
 Net INCREASE in
   NET assets resulting
   FROM operations                          $140,937,701    $58,856,792    $10,458,172    $27,337,650    $55,378,021    $54,816,396
                                            ============    ===========    ===========    ===========    ===========    ===========




                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                ALGER         ALGER                        ALGER           ALGER
                                                ALGER         AMERICAN      AMERICAN        ALGER        AMERICAN        AMERICAN
                                              AMERICAN          SMALL      INCOME AND     AMERICAN        MIDCAP         LEVERAGED
                                               GROWTH      CAPITALIZATION    GROWTH       BALANCED        GROWTH          ALLCAP
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                             ------------  --------------  -----------  ------------    ------------   ------------
Net investment income (loss)                 $   (111,336) $ (1,213,121)     $ 311,775   $ 2,315,973      $ (846,431)    $ (444,916)
Net realized gain (loss) on investments        23,273,236     1,490,284     (1,279,188)    4,981,679       5,575,428      1,051,741
Net change in unrealized appreciation
  (depreciation) on investments               117,775,801    58,579,629     11,425,585    20,039,998      50,649,024     54,209,571
                                             ------------  ------------    -----------  ------------    ------------   ------------
Net increase in net assets resulting
  from operations                             140,937,701    58,856,792     10,458,172    27,337,650      55,378,021     54,816,396
                                             ------------  ------------    -----------  ------------    ------------   ------------
Dividends to shareholders from:
  Net investment income
  Class O                                              --            --       (286,215)   (5,765,586)             --             --
  Class S                                              --            --            (13)     (156,618)             --             --
                                             ------------  ------------    -----------  ------------    ------------   ------------
Total dividends to shareholders                        --            --       (286,228)   (5,922,204)             --             --
                                             ------------  ------------    -----------  ------------    ------------   ------------
Increase (decrease) from shares of
  beneficial interest transactions:
  Class O                                     (33,839,448)   20,450,165     (4,566,489)    7,493,340      15,783,643      4,590,421
  Class S                                          30,784       190,088             13    10,103,276           5,142      2,337,749
                                             ------------  ------------    -----------  ------------    ------------   ------------
Net increase (decrease) from shares of
  beneficial interest transactions--Note 6    (33,808,664)   20,640,253     (4,566,476)   17,596,616      15,788,785      6,928,170
                                             ------------  ------------    -----------  ------------    ------------   ------------
    Total increase                            107,129,037    79,497,045      5,605,468    39,012,062      71,166,806     61,744,566
Net Assets
  Beginning of period                         874,932,511   376,557,453     85,073,315   254,783,541     240,070,871    271,653,762
                                             ------------  ------------    -----------  ------------    ------------   ------------
  End of period                              $982,061,548  $456,054,498    $90,678,783  $293,795,603    $311,237,677   $333,398,328
                                             ============  ============    ===========  ============    ============   ============
  Undistributed net investment income
    (accumulated loss)                         $ (111,336) $ (1,213,121)     $ 301,592   $ 2,061,331      $ (846,431)    $ (444,916)
                                             ============  ============    ===========  ============    ============   ============


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                ALGER         ALGER                        ALGER           ALGER
                                                ALGER         AMERICAN      AMERICAN        ALGER        AMERICAN        AMERICAN
                                              AMERICAN          SMALL      INCOME AND     AMERICAN        MIDCAP         LEVERAGED
                                               GROWTH      CAPITALIZATION    GROWTH       BALANCED        GROWTH          ALLCAP
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                            -------------  -------------- ------------  ------------   -------------  -------------
Net investment income (loss)                $    (118,017) $ (3,084,830)  $    285,913  $  5,440,751   $  (1,696,959) $  (1,711,232)
Net realized loss on investments             (416,292,431)  (76,940,249)   (41,587,543)  (38,391,132)    (68,081,429)  (112,551,348)
Net change in unrealized appreciation
  (depreciation) on investments               (64,423,993)  (59,764,196)    (3,141,997)     (616,081)    (39,072,997)   (34,471,626)
                                            ------------- -------------   ------------  ------------   -------------  -------------
Net decrease in net assets
  resulting from operations                  (480,834,441) (139,789,275)   (44,443,627)  (33,566,462)   (108,851,385)  (148,734,206)
                                            ------------- -------------   ------------  ------------   -------------  -------------
Dividends to shareholders--Class O:
  Net investment income                          (477,437)           --       (754,704)   (4,212,264)             --        (28,241)
                                            ------------- -------------   ------------  ------------   -------------  -------------
Increase (decrease) from shares of
  beneficial interest transactions:
  Class O                                    (184,104,215)   (1,027,572)   (13,744,691)   67,104,186      (6,102,803)   (23,086,500)
  Class S                                          21,811        10,000         10,000       499,543          10,073        293,689
                                            ------------- -------------   ------------  ------------   -------------  -------------
Net increase (decrease) from shares of
   beneficial interest transactions--Note 6  (184,082,404)   (1,017,572)   (13,734,691)   67,603,729      (6,092,730)   (22,792,811)
                                            ------------- -------------   ------------  ------------   -------------  -------------
    Total increase (decrease)                (665,394,282) (140,806,847)   (58,933,022)   29,825,003    (114,944,115)  (171,555,258)
Net Assets
  Beginning of year                         1,540,326,793   517,364,300    144,006,337   224,958,538     355,014,986    443,209,020
                                            ------------- -------------   ------------  ------------   -------------  -------------
  End of year                               $ 874,932,511 $ 376,557,453   $ 85,073,315  $254,783,541   $ 240,070,871  $ 271,653,762
                                            ============= =============   ============  ============   =============  =============
  Undistributed net investment income
    (accumulated loss)                      $          -- $          --   $    276,045  $  5,667,562   $          --  $          --
                                            ============= =============   ============  ============   =============  =============



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


JUNE 30, 2003
--------------------------------------------------------------------------------

NOTE 1--GENERAL:

The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization
Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities. (

c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At June 30, 2003, the value of securities loaned and collateral received thereon were as follows:

                                                    VALUE OF
                                                   SECURITIES        VALUE OF
                                                     LOANED         COLLATERAL
                                                   ---------        ----------
American Growth Portfolio .......................  $3,025,120       $3,114,589
American Small Capitalization
  Portfolio .....................................          --               --
American Income and Growth
  Portfolio .....................................          --               --
American Balanced Portfolio .....................          --               --
American MidCap Growth Portfolio ................   9,644,640        9,925,613
American Leveraged AllCap
  Portfolio .....................................          --               --

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends  from net  investment  income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2003
--------------------------------------------------------------------------------

Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

The characterization of dividends to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 2002, the American Growth Portfolio, the American Small Capitalization Portfolio, the American Income and Growth Portfolio, the American Balanced Portfolio, the American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio reclassified $143,533, $4,630,841, $8,231, $384,440, $3,150,447 and $1,720,618, respectively, from undistributed net investment income (accumulated loss) and $20,562, $15,919, $10,060, $19,725, $18,471 and
$12,326, respectively, from undistributed net realized gain (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At December 31, 2002, the net capital loss carryforwards of the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American
Leveraged AllCap Portfolio, which may be used to offset future net realized gains, were $587,128,017, $384,006,887, $47,917,451, $38,641,762, $92,294,548
and $263,951,002, respectively, and expire between 2008 and 2010.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the fund's next taxable year. For the period ended December 31, 2002, the amount of deferral for the American Growth Portfolio, the American Small Capitalization Portfolio, the American
Income and Growth  Portfolio,  the  American  Balanced  Portfolio,  the American
MidCap Growth Portfolio and the American Leveraged Allcap Portfolio were $61,701,165, $7,043,361, $4,162,874, $6,392,350, $2,354,282, and $14,746,404,
respectively.

(g) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each portfolio are allocated among the portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class S shares.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio .............................   .750%
American Small Capitalization Portfolio ...............   .850
American Income and Growth Portfolio ..................   .625
American Balanced Portfolio ...........................   .750
American MidCap Growth Portfolio ......................   .800
American Leveraged AllCap Portfolio ...................   .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) DISTRIBUTION FEES: Class S shares--The Fund has adopted a Distribution Plan pursuant to which Class S shares of each portfolio pay Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), a fee at the annual rate of .25% of the respective average daily net assets of the Class S shares of the designated portfolio to compensate the Distributor for its activities and expenses incurred in distributing the Class S shares. The fees paid may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the six months ended June 30, 2003, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio,

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2003
--------------------------------------------------------------------------------

American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid the Distributor $2,176,063, $382,543, $227,654, $326,717, $595,602 and $387,303, respectively, in connection with securities transactions.

(d) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

(e) OTHER: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Services.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2003, were as follows:

                                                     PURCHASES          SALES
                                                     ---------         ------
American Growth Portfolio .......................  $761,038,481     $801,730,319
American Small Capitalization
  Portfolio .....................................   215,484,110      198,462,170
American Income and Growth
  Portfolio .....................................    71,877,991       77,634,342
American Balanced Portfolio .....................   222,429,717      205,764,515
American MidCap Growth
  Portfolio .....................................   293,977,432      287,680,513
American Leveraged AllCap
  Portfolio .....................................   203,152,469      200,490,996

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. This line of credit was not utilized during the six months ended June 30, 2003.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

During the six months ended June 30, 2003, transactions of shares of beneficial interest were as follows:

                                                     SHARES           AMOUNT
                                                     -------         --------
American Growth
   Portfolio:
     Class O:
       Shares sold .............................    6,320,770   $   163,258,359
       Shares redeemed .........................   (7,707,711)     (197,097,807)
                                                 ------------   ---------------
       Net decrease ............................   (1,386,941)  $   (33,839,448)
                                                 ============   ===============
     Class S:
       Shares sold .............................        1,086   $        30,906
       Shares redeemed .........................           (4)             (122)
                                                 ------------   ---------------
       Net increase ............................        1,082   $        30,784
                                                 ============   ===============


                                                     SHARES           AMOUNT
                                                     -------         --------
American Small Capitalization
   Portfolio:
     Class O:
       Shares sold .............................  175,033,417   $ 2,212,580,952
       Shares redeemed ......................... (173,514,589)   (2,192,130,787)
                                                 ------------   ---------------
       Net increase ............................    1,518,828   $    20,450,165
                                                 ============   ===============
     Class S:
       Shares sold .............................       13,482   $       190,088
                                                 ============   ===============

                                                     SHARES           AMOUNT
                                                     -------         --------
American Income and Growth
   Portfolio:
     Class O:
       Shares sold .............................      832,566   $     6,416,485
       Dividends reinvested ....................       35,599           286,215
       Shares redeemed .........................   (1,523,466)      (11,269,189)
                                                 ------------   ---------------
       Net decrease ............................     (655,301)  $    (4,566,489)
                                                 ============   ===============
     Class S:
       Dividends reinvested ....................            1   $            13
                                                 ============   ===============


                                                     SHARES           AMOUNT
                                                     -------         --------
American Balanced
   Portfolio:
     Class O:
       Shares sold .............................    1,539,484   $    18,075,486
       Dividends reinvested ....................      474,924         5,765,586
       Shares redeemed .........................   (1,417,154)      (16,347,732)
                                                 ------------   ---------------
       Net increase ............................      597,254   $     7,493,340
                                                 ============   ===============
     Class S:
       Shares sold .............................      838,988   $    10,098,483
       Dividends reinvested ....................       12,712           156,618
       Shares redeemed .........................      (13,132)         (151,825)
                                                 ------------   ---------------
       Net increase ............................      838,568   $    10,103,276
                                                 ============   ===============


                                                     SHARES           AMOUNT
                                                     -------         --------
American MidCap Growth
   Portfolio:
     Class O:
       Shares sold .............................   27,773,372   $   370,225,140
       Shares redeemed .........................  (26,721,388)     (354,441,497)
                                                 ------------   ---------------
       Net increase ............................    1,051,984   $    15,783,643
                                                 ============   ===============
     Class S:
       Shares sold .............................          412   $         5,164
       Shares redeemed .........................           (2)              (22)
                                                 ------------   ---------------
       Net increase ............................          410   $         5,142
                                                 ============   ===============


                                                     SHARES           AMOUNT
                                                     -------         --------
American Leveraged AllCap
   Portfolio:
     Class O:
       Shares sold .............................    2,120,292   $    48,262,940
       Shares redeemed .........................   (1,970,444)      (43,672,519)
                                                 ------------   ---------------
       Net increase ............................      149,848   $     4,590,421
                                                 ============   ===============
     Class S:
       Shares sold .............................      103,227   $     2,449,743
       Shares redeemed .........................       (5,313)         (111,994)
                                                 ------------   ---------------
       Net increase ............................       97,914   $     2,337,749
                                                 ============   ===============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2003
--------------------------------------------------------------------------------

During the period ended December 31, 2002, transactions of shares of beneficial interest were as follows:

                                                     SHARES           AMOUNT
                                                     -------         --------
American Growth
   Portfolio:
     Class O:
       Shares sold                                 13,932,703   $   434,633,574
       Dividends reinvested                            14,767           477,437
       Shares redeemed                            (20,309,607)     (619,215,226)
                                                 ------------   ---------------
       Net decrease                                (6,362,137)  $  (184,104,215)
                                                 ============   ===============
     Class S*:
       Shares sold                                        782   $        21,875
       Shares redeemed                                     (2)              (64)
                                                 ------------   ---------------
       Net increase                                       780   $        21,811
                                                 ============   ===============


                                                     SHARES           AMOUNT
                                                     -------         --------
American Small Capitalization
   Portfolio:
     Class O:
       Shares sold                                285,319,470   $ 3,860,232,086
       Shares redeemed                           (285,740,568)   (3,861,259,658)
                                                 ------------   ---------------
       Net decrease                                  (421,098)  $    (1,027,572)
                                                 ============   ===============
     Class S*:
       Shares sold                                        624   $        10,000
                                                 ============   ===============


                                                     SHARES           AMOUNT
                                                     -------         --------
American Income and Growth
   Portfolio:
     Class O:
       Shares sold                                  1,726,461   $    15,838,421
       Dividends reinvested                            81,064           754,704
       Shares redeemed                             (3,673,524)      (30,337,816)
                                                 ------------   ---------------
       Net decrease                                (1,865,999)  $   (13,744,691)
                                                 ============   ===============
     Class S*:
       Shares sold                                      1,044   $        10,000
                                                 ============   ===============


                                                     SHARES           AMOUNT
                                                     -------         --------
American Balanced
   Portfolio:
     Class O:
       Shares sold                                  8,764,536   $   107,315,310
       Dividends reinvested                           345,834         4,212,264
       Shares redeemed                             (3,788,621)      (44,423,388)
                                                 ------------   ---------------
       Net increase                                 5,321,749   $    67,104,186
                                                 ============   ===============
     Class S*:
       Shares sold                                     43,065   $       499,810
       Shares redeemed                                    (23)             (267)
                                                 ------------   ---------------
       Net increase                                    43,042   $       499,543
                                                 ============   ===============


                                                     SHARES           AMOUNT
                                                     -------         --------
American MidCap Growth
   Portfolio:
     Class O:
       Shares sold                                 49,547,126   $   734,070,964
       Shares redeemed                            (50,366,266)     (740,173,767)
                                                 ------------   ---------------
       Net decrease                                  (819,140)  $    (6,102,803)
                                                 ============   ===============
     Class S*:
       Shares sold                                        605   $        10,073
                                                 ============   ===============





                                                     SHARES           AMOUNT
                                                     -------         --------
American Leveraged AllCap
   Portfolio:
     Class O:
       Shares sold                                  4,441,227      $118,686,176
       Dividends reinvested                             1,029            28,241
       Shares redeemed                             (5,478,468)     (141,800,917)
                                                 ------------   ---------------
       Net decrease                                (1,036,212)  $   (23,086,500)
                                                 ============   ===============
     Class S*:
       Shares sold                                     14,226   $       309,589
       Shares redeemed                                   (760)          (15,900)
                                                 ------------   ---------------
       Net increase                                    13,466   $       293,689
                                                 ============   ===============

* Initially offered May 1, 2002.

NOTE 7--TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:

Distributions paid by the Portfolios during the six months ended June 30, 2003, and the year ended December 31, 2002, consisted entirely of ordinary income.

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

American Growth Portfolio:
   Undistributed ordinary income ................................            --
   Undistributed long-term gain .................................            --
   Capital and other losses .....................................  $648,829,182
   Unrealized appreciation
     (depreciation) .............................................   (86,918,302)

American Small Capitalization Portfolio:
   Undistributed ordinary income ................................            --
   Undistributed long-term gain .................................            --
   Capital and other losses .....................................  $391,050,245
   Unrealized appreciation
     (depreciation) .............................................    (7,745,083)

American Income and Growth Portfolio:
   Undistributed ordinary income ................................  $    276,045
   Undistributed long-term gain .................................            --
   Capital and other losses .....................................    52,080,325
   Unrealized appreciation
     (depreciation) .............................................    (9,080,898)

American Balanced Portfolio:
   Undistributed ordinary income ................................  $  5,912,564
   Undistributed long-term gain .................................            --
   Capital and other losses .....................................    45,034,112
   Unrealized appreciation
     (depreciation) .............................................    (1,674,602)

American MidCap Growth Portfolio:
   Undistributed ordinary income ................................            --
   Undistributed long-term gain .................................            --
   Capital and other losses .....................................  $ 94,648,830
   Unrealized appreciation
     (depreciation) .............................................   (13,221,979)

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)


JUNE 30, 2003
--------------------------------------------------------------------------------

American Leveraged AllCap Portfolio:
   Undistributed ordinary income ................................            --
   Undistributed long-term gain .................................            --
   Capital and other losses .....................................  $278,697,406
   Unrealized appreciation
     (depreciation) .............................................   (13,084,523)

The  difference  between  book  basis  and  tax-basis  unrealized   appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Item 2.  CODE OF ETHICS

Not applicable.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.  Reserved

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.  Reserved

Item 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 10.  EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By:      /s/Fred M. Alger
         Fred M. Alger
         Chairman and President

Date:    September 3, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Fred M. Alger
         Fred M. Alger
         Chairman and President

Date:    September 3, 2003

By:      /s/Frederick A. Blum
         Frederick A. Blum
         Assistant Treasurer

Date:    September 3, 2003